Offerings	Jun. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, 1.00GBP par value
Amount Registered | shares	4,400,000
Proposed Maximum Offering Price per Unit	46.23
Maximum Aggregate Offering Price	$ 203,412,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,142.38
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement covers an indeterminable number of additional ordinary shares, par value 1.00 GBP per share, of LivaNova PLC (the "Ordinary Shares") that may be offered and issued under the Second Amended and Restated LivaNova PLC 2022 Incentive Award Plan (the "Second A&R 2022 Plan") and the LivaNova PLC 2025 Director Incentive Award Plan (the "2025 Director Incentive Plan"), to prevent dilution resulting from stock splits, stock distributions or similar transactions. Proposed Maximum Offering Price Per Unit is calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on a price of $46.23 per Ordinary Share, which is the average of the high and low price per Ordinary Share as reported by the Nasdaq Global Select Market on June 9, 2025. Amount Registered represents Ordinary Shares being registered pursuant to the Second A&R 2022 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, 1.00GBP par value
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	46.23
Maximum Aggregate Offering Price	$ 13,869,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,123.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act'), the Registration Statement covers an indeterminable number of additional ordinary shares, par value 1.00 GBP per share, of LivaNova PLC (the "Ordinary Shares") that may be offered and issued under the Second Amended and Restated LivaNova PLC 2022 Incentive Award Plan (the "Second A&R 2022 Plan") and the LivaNova PLC 2025 Director Incentive Award Plan (the "2025 Director Incentive Plan"), to prevent dilution resulting from stock splits, stock distributions or similar transactions. Proposed Maximum Offering Price Per Unit is calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on a price of $46.23 per Ordinary Share, which is the average of the high and low price per Ordinary Share as reported by the Nasdaq Global Select Market on June 9, 2025. Amount Registered represents Ordinary Shares being registered pursuant to the 2025 Director Incentive Plan.